Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 — SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the “CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by locations. Based on management’s assessment, the Company has determined that it has two operating segments, China and the United States.

The following table presents the segment information for the six months ended June 30, 2023 and 2022, respectively:

	For the Six Months Ended June 30, 2023
	China	United States	Total
Revenue	$7,011,172	$1,800,115	$8,811,287
Cost of revenue	3,461,864	1,016,852	4,478,716
Gross profit	$3,549,308	$783,263	$4,332,571
Net income (loss)	$1,271,801	$(987,041)	$284,760
Interest income (expense), net	$(7,522)	$21,529	$14,007
Provision for income tax	$2,880	$-	$2,880
Depreciation and amortization	$219,282	$183,502	$402,784
Capital expenditures	$96,835	$1,255,187	$1,352,022

	For the Six Months Ended June 30, 2022
	China	United States	Total
Revenue	$6,711,509	$1,832,294	$8,543,803
Cost of revenue	3,394,314	1,002,401	4,396,715
Gross profit	$3,317,195	$829,893	$4,147,088
Net income (loss)	$1,058,046	$(837,253)	$220,793
Interest expense	(37,186)	-	(37,186)
Provision for income tax	3,698	-	3,698
Depreciation and amortization	$178,046	$173,349	$351,395
Capital expenditures	$448,386	$118,053	$566,439

	June 30, 2023	December 31, 2022
Total assets:
China	$10,483,886	$11,704,732
United States	26,069,880	15,624,454
Total assets	$36,553,766	$27,329,186

Total liabilities:
China	$12,382,470	$12,102,414
United States	12,044,506	14,049,723
Total liabilities	$24,426,976	$26,152,137